Other Deductions, Net (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Other deductions, net [Line Items]
Amortization of intangibles (intellectual property and customer relationships)		$ 214	$ 225	$ 220
Rationalization of operations		211	55	78
Other		146	113	64
Total		571	393	362
Change in litigation costs increase (decrease)		33
Change in gain (loss) from foreign currency transactions		14	(20)
Loss from equity method investment			$ 34
Research credit				$ (13)
Planned Spinoff of Network Power [Member]
Other deductions, net [Line Items]
Expenses other than income taxes related to planned spinoff of network power systems	$ 10	$ 10